Digital Assets - Schedule of Digital Assets at Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Digital Assets at Fair Value [Abstract]
Digital assets at fair value	$ 1,904,954		$ 1,904,954		$ 2,009,960	$ 0
Unrealized gain (loss) recognized in earnings	$ 1,290,892	$ 0	$ 2,029,068	$ 0	$ (995,161)	$ 0